Share-Based Compensation - Summary of Movements in Shares (Detail)	6 Months Ended
Jun. 30, 2019 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	4,455,601
Potential Shares, Granted	1,974,638
Potential Shares, Over performance	21,802
Potential Shares, Vested	(856,224)
Potential Shares, Forfeited	(99,543)
Potential Shares, Ending balance	5,496,274
Performance-Based RSU [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	3,085,164
Potential Shares, Granted	1,028,342
Potential Shares, Over performance	21,802
Potential Shares, Vested	(807,665)
Potential Shares, Forfeited	(78,806)
Potential Shares, Ending balance	3,248,837
Restricted Stock Units [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	1,312,524
Potential Shares, Granted	899,926
Potential Shares, Vested	(6,000)
Potential Shares, Forfeited	(20,737)
Potential Shares, Ending balance	2,185,713
Equity Awards Plans [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	57,913
Potential Shares, Granted	46,370
Potential Shares, Vested	(42,559)
Potential Shares, Ending balance	61,724